Note 13 - Income Taxes - Components of Income Tax Provision (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Income (loss) before taxes for the year	$ (3,615,375)	$ (4,472,170)	$ 956,578
Canadian federal and provincial income tax rates	27.00%	27.00%	27.00%
Expected income tax recovery based on above rates	$ (976,000)	$ (1,207,000)	$ 258,000
Change in statutory, foreign tax, foreign exchange rates and other	35,000	(3,000)	2,000
Permanent difference	214,000	204,000	(29,000)
Impact of spin-out transaction	(527,000)	0	0
Impact of flow-through shares	130,000	124,000	449,000
Share issue costs	(182,000)	(129,000)	(27,000)
Adjustment to prior year’s provision versus statutory tax returns and expiry of non-capital losses	330,000	(94,000)	(108,000)
Change in unrecognized deductible temporary differences	976,000	1,105,000	(545,000)
Deferred income tax recovery		$ 0	$ 0